Dividends Payable	12 Months Ended
Dec. 31, 2024
Dividends Payable [Abstract]
Dividends payable

18 Dividends payable

The Group’s bylaws requires the payment of dividends equal to at least 25% of the annual net income attributable to company shareholders, after the allocation of 5% for the legal reserve. The Group recognizes a liability at year-end for the minimum unpaid yearly dividend amount. Dividends payable are recognized as a liability at December 31 of each year.

	December 31, 2024	December 31, 2023
Declared dividends on 2020 - Residual	—	—
Declared dividends on 2021 - Residual	10	5
Declared dividends on 2022 - Residual	7	12
Declared dividends on 2023 - Residual	291	8
Declared dividends on 2024 - Residual	107	373
Interim dividends	358,206	—
Subtotal	358,621	398

The residual amount of dividends corresponds to the unpaid dividends due to a lack of updated payment information. This pending information related to some minority shareholders precludes the Group from fully paying the dividends declared. The Group sends notification to such shareholders to update their payment information so the amount can be paid. The reversal of dividends is absorbed under the caption “Profit reserves” due to the non-distribution after three years period. The liability will be maintained as a short-term obligation during the legal period, as once the registration is updated, the settlement is automatic.

On August 13, 2024, the Company approved the distribution of proposed interim dividends related to profit reserves, totaling US$ 717 million, corresponding to US$0,32 per common share. The interim dividends were paid to shareholders on October 7, 2024.

On November 13, 2024, the Company approved the distribution of proposed interim dividends related to profit reserves, totaling US$ 358 million, corresponding to US$0,16 per common share. The interim dividends were paid to shareholders on January 15, 2025.

The approved dividends per share were:

	2024	2023
Approved dividends	1,074,617	458,165
Number of outstanding shares of share capital– ordinary shares	2,218,116,370	2,218,116,370
Dividends per share - US$	0.48	0.21

The Company distributed dividends based on the balance of profit reserves, amounting to a total of US$1,07 billion. The interim dividends were credited towards the mandatory minimum dividends for the fiscal year ended December 31, 2024.